UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.) : 	[  ] is a restatement.		[  ] adds new
holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Michael A. Chisek
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Michael A. Chisek		New York, New York	July 30, 1999

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934. /s/Michael A. Chisek

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	32

Form 13F Information Table Value total:	$144,858


List of Other Included Managers:

No.	13F File Number		Name

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FORM 13F INFORMATION TABLE
































































NAME OF ISSUER

TITLE OF CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING AUTHORITY









(x$1000)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE
SHARED
NONE













American Bank Note Holograph

COM

024377103

178

64620

SH



Sole



64620



Amgen Inc

COM

031162100

12175

200000

SH



Sole



200000



Biogen Inc

COM

090597105

16270

252984

SH



Sole



252984



Centocor Inc.

COM

152342101

1818

39000

SH



Sole



39000



Coastcast

COM

19057T108

3825

300000

SH



Sole



300000



Consolidated Stores Corp

COM

210149100

1728

64000

SH



Sole



64000



Dell Computer Corp

COM

247025109

18455

498788

SH



Sole



498788



Duke Energy Corp

COM

264399106

6151

113000

SH



Sole



113000



Esat Telecom Group PLC

SPONSORED ADR

268834102

1836

41850

SH



Sole



41850



Flowserve Corporation

COM

34354P105

3788

200000

SH



Sole



200000



Freeport-McMoran Copper &
Gold

Class A

35671D105

5486

327500

SH



Sole



327500



Gap Inc.

COM

364760108

1897

37665

SH



Sole



37665



Georgia Gulf Corp

COM

373200203

2531

150000

SH



Sole



150000



Inco Limited

COM

453258402

9000

500000

SH



Sole



500000



Inco Class VBN Shares

CL VBN SH

453258709

3137

408032

SH



Sole



408032



Inkine Pharmaceutical Co Inc

COM

457214104

202

124000

SH



Sole



124000



Itron Inc

COM

465741106

1181

137893

SH



Sole



137893



Just for Feet Inc

COM

48213P106

1432

222499

SH



Sole



222499



Lyondell

COM

552078107

4228

205000

SH



Sole



205000



Micron Technology

COM

595112103

5176

127810

SH



Sole



127810



Mirage Resorts Inc.

COM

60462E104

5025

300000

SH



Sole



300000



NL Industries Inc.

COM

629156407

1947

175000

SH



Sole



175000



Nike

CLASS B

654106103

3803

60000

SH



Sole



60000



Olin Corp

NEW $1 PAR

680665205

2090

158450

SH



Sole



158450



Oxford Health Plans Inc

COM

691471106

4346

279250

SH



Sole



279250



Res-Care

COM

760943100

4817

211745

SH



Sole



211745



Schlumberger Ltd

COM

806857108

6964

109350

SH



Sole



109350



Sylvan Learning Sys Inc

COM

871399101

4394

161617

SH



Sole



161617



Tremont Corp

COM

894745207

1305

60706

SH



Sole



60706



Ultramar Diamond Shamrock

COM

904000106

1636

75000

SH



Sole



75000



Vans Inc.

COM

921930103

1787

156000

SH



Sole



156000



Whitehall Jewelers Inc.

COM

965063100

6250

234178

SH



Sole



234178



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